Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Summary of Income Tax Expense
Details of income tax expense were as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Current income tax expense	62,498	19,813
Current income tax recovery - provision adjustment	(8,057)	(2,155)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(52,124)	(17,971)
Deferred income tax recovery - provision adjustment	(2,514)	(675)
Income tax recovery	(197)	(988)

Summary of Effective Income Tax Rate Reconciliation
The reconciliation is as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Net earnings (loss) before income taxes	61,665	(109,894)
Canadian statutory tax rate	26.5%	26.5%
Income taxes at Canadian statutory tax rate	16,341	(29,122)
Differences in effective income tax rates in foreign jurisdictions	(53,223)	(97,919)
Non-taxable income	(12,881)	(9,030)
Non-deductible expenses	31,673	34,815
Deferred tax assets not recognized	28,464	103,098
Provision adjustment	(10,571)	(2,830)
Income tax recovery	(197)	(988)

Schedule of Significant Components of the Corporation's Deferred Income Tax Asset Balance
Significant components of the Corporation’s deferred income tax asset balance at December 31, 2019 and 2018 are as follows:

In thousands of U.S. Dollars	Property & Equipment	Intangibles	Tax Losses	Other	Total *
At January 1, 2018	148	—	174	4,484	4,806
Credited (charged) to net earnings	41	—	1,051	(1,008)	84
Credited to other comprehensive income	—	—	—	53	53
Charged directly to equity - share-based payment transactions	—	—	—	(359)	(359)
Acquisition of subsidiary	1,016	—	—	9,921	10,937
Foreign exchange on translation	(61)	—	(34)	(1,177)	(1,272)
At December 31, 2018	1,144	—	1,191	11,914	14,249
Opening adjustment	35	—	(5)	167	197
At January 1, 2019	1,179	—	1,186	12,081	14,446
Credited to net earnings	501	5,332	6,682	20,985	33,500
Charged to other comprehensive income	—	—	—	(166)	(166)
Foreign exchange on translation	56	62	29	(36)	111
At December 31, 2019	1,736	5,394	7,897	32,864	47,891

Schedule of Significant Components of the Corporation's Deferred Income Tax Liability Balance
Significant components of the Corporation’s deferred income tax liability balance at December 31, 2019 and 2018 are as follows:

In thousands of U.S. Dollars	Property & Equipment	Intangibles	Tax Losses	Other	Total *
At January 1, 2018	(45)	(16,130)	—	—	(16,175)
(Charged) credited to net earnings	(82)	15,525	—	(513)	14,930
Acquisition of subsidiary	—	(620,796)	—	(465)	(621,261)
Foreign exchange on translation	6	29,278	—	51	29,335
At December 31, 2018	(121)	(592,123)	—	(927)	(593,171)
Opening adjustment	(9)	(131)	—	(57)	(197)
At January 1, 2019	(130)	(592,254)	—	(984)	(593,368)
(Charged) credited to net earnings	(1,948)	23,802	—	(715)	21,139
Foreign exchange on translation	(10)	(16,959)	—	322	(16,647)
At December 31, 2019	(2,088)	(585,411)	—	(1,377)	(588,876)

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* Deferred taxes by category above are presented on a gross basis. The statements of financial position present deferred taxes net for amounts included within the same jurisdiction.

Schedule of Gross Temporary Differences
Deferred tax assets have not been recognized in respect of the items shown below. The amounts shown are the gross temporary differences and to calculate the potential deferred asset it is necessary to multiply the amounts by the tax rates in each case.

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Tax losses	1,843,670	1,619,702
Other temporary differences	95,813	82,814
Total deferred tax asset unrecognized	1,939,483	1,702,516